Shareholder Report	6 Months Ended
May 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
PIA BBB Bond Fund
Shareholder Report [Line Items]
Fund Name	PIA BBB Bond Fund
Class Name	PIA BBB Bond Fund
Trading Symbol	PBBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIA BBB Bond Fund for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/bbb-bond-fund/. You can also request this information by contacting us at 1-800-251-1970.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-251-1970
Additional Information Website	https://www.pacificincome.com/mutualfund/bbb-bond-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
PIA BBB Bond Fund	$10	0.19%
[1]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Material Change Date	May 12, 2026
Net Assets	$ 182,746,297
Holdings Count | $ / shares	273
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$182,746,297
Number of Holdings	273
Portfolio Turnover	5%
Average Credit Quality	BBB
Effective Duration	6.67 years
Weighted Average Maturity	11.00 years
Weighted Average Life	10.62 years
30-Day SEC Yield	5.12%
30-Day SEC Yield Unsubsidized	5.12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2026)*
Sector Breakdown (%)

Top 10 Issuers	(%)
AT&T, Inc.	2.7%
United States Treasury Note/Bond	2.5%
Oracle Corp.	2.4%
CVS Health Corp.	2.1%
Mexico Government International Bond	2.0%
Pacific Gas and Electric Co.	1.8%
T-Mobile USA, Inc.	1.8%
Verizon Communications, Inc.	1.8%
General Motors Financial Co., Inc.	1.7%
Amgen, Inc.	1.5%

Credit Breakdown	(%)[1]
AA	2.6%
A	1.0%
BBB	95.1%
BB	1.1%
Cash	0.2%
[2],[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Material Fund Changes
Effective May 12, 2026, a change of control (the “Change of Control”) of the Adviser occurred when Joseph  McAdams, Lloyd McAdams’ son, the Chief Executive Officer, President and a Portfolio Manager of Pacific Income Advisers, Inc. (“PIA” or the “Adviser”), became the sole trustee of the McAdams Family Trust and a new control person of PIA. The Change of Control is not expected to result in any material change in the day-to-day management of the Fund or the Adviser.
At a meeting of the Board of Trustees (the “Board”) of the Advisors Series Trust (the “Trust”) held on June 24, 2026, the Board approved, and recommended approval by a vote of the Fund’s shareholders, a New Investment Advisory Agreement between the Trust, on behalf of the Fund, and PIA. Under the New Investment Advisory Agreement, the Adviser will provide investment advisory services to the Fund on similar terms and conditions and for identical fees to those currently in effect. A special meeting of the Fund’s shareholders is scheduled to be held on September 1, 2026, to approve the proposed New Investment Advisory Agreement. If the Fund’s shareholders approve the New Investment Advisory Agreement, the Adviser will continue to provide investment advisory services to the Fund.

Material Fund Change Adviser [Text Block]	Effective May 12, 2026, a change of control (the “Change of Control”) of the Adviser occurred when Joseph McAdams, Lloyd McAdams’ son, the Chief Executive Officer, President and a Portfolio Manager of Pacific Income Advisers, Inc. (“PIA” or the “Adviser”), became the sole trustee of the McAdams Family Trust and a new control person of PIA. The Change of Control is not expected to result in any material change in the day-to-day management of the Fund or the Adviser.At a meeting of the Board of Trustees (the “Board”) of the Advisors Series Trust (the “Trust”) held on June 24, 2026, the Board approved, and recommended approval by a vote of the Fund’s shareholders, a New Investment Advisory Agreement between the Trust, on behalf of the Fund, and PIA. Under the New Investment Advisory Agreement, the Adviser will provide investment advisory services to the Fund on similar terms and conditions and for identical fees to those currently in effect. A special meeting of the Fund’s shareholders is scheduled to be held on September 1, 2026, to approve the proposed New Investment Advisory Agreement. If the Fund’s shareholders approve the New Investment Advisory Agreement, the Adviser will continue to provide investment advisory services to the Fund.
Updated Prospectus Web Address	https://www.pacificincome.com/mutualfund/bbb-bond-fund/
PIA High Yield (MACS) Fund
Shareholder Report [Line Items]
Fund Name	PIA High Yield (MACS) Fund
Class Name	PIA High Yield (MACS) Fund
Trading Symbol	PIAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIA High Yield (MACS) Fund for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/pia-high-yield-macs/. You can also request this information by contacting us at 1-800-251-1970.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-251-1970
Additional Information Website	https://www.pacificincome.com/mutualfund/pia-high-yield-macs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
PIA High Yield (MACS) Fund	$8	0.16%
[4]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
Material Change Date	May 12, 2026
Net Assets	$ 183,828,404
Holdings Count | $ / shares	108
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$183,828,404
Number of Holdings	108
Portfolio Turnover	20%
Average Credit Quality	B
Effective Duration	2.61 years
Weighted Average Maturity	3.90 years
Weighted Average Life	3.94 years
30-Day SEC Yield	9.20%
30-Day SEC Yield Unsubsidized	9.20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)*
Sector Breakdown (%)

Top 10 Issuers	(%)
Fidelity Government Portfolio	4.7%
Ferrellgas LP / Ferrellgas Finance Corp.	1.9%
ION Platform Finance US, Inc. / ION Platform Finance SARL	1.9%
Consolidated Energy Finance SA	1.8%
VistaJet Malta Finance PLC / Vista Management Holding, Inc.	1.6%
Veritiv Operating Co.	1.6%
Innophos Holdings, Inc.	1.5%
Univision Communications, Inc.	1.5%
ITT Holdings LLC	1.5%
TKC Holdings, Inc.	1.4%

Credit Breakdown	(%)[1]
Aaa	3.7%
Baa	0.0%
Ba	13.1%
B	61.9%
Caa	15.5%
Ca	1.0%
NR	4.8%
[5],[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Material Fund Changes
Effective May 12, 2026, a change of control (the “Change of Control”) of the Adviser occurred when Joseph  McAdams, Lloyd McAdams’ son, the Chief Executive Officer, President and a Portfolio Manager of Pacific Income Advisers, Inc. (“PIA” or the “Adviser”), became the sole trustee of the McAdams Family Trust and a new control person of PIA. The Change of Control is not expected to result in any material change in the day-to-day management of the Fund or the Adviser.
At a meeting of the Board of Trustees (the “Board”) of the Advisors Series Trust (the “Trust”) held on June 24, 2026, the Board approved, and recommended approval by a vote of the Fund’s shareholders, a New Investment Advisory Agreement between the Trust, on behalf of the Fund, and PIA. Under the New Investment Advisory Agreement, the Adviser will provide investment advisory services to the Fund on similar terms and conditions and for identical fees to those currently in effect. A special meeting of the Fund’s shareholders is scheduled to be held on September 1, 2026, to approve the proposed New Investment Advisory Agreement. If the Fund’s shareholders approve the New Investment Advisory Agreement, the Adviser will continue to provide investment advisory services to the Fund.

Material Fund Change Adviser [Text Block]	Effective May 12, 2026, a change of control (the “Change of Control”) of the Adviser occurred when Joseph McAdams, Lloyd McAdams’ son, the Chief Executive Officer, President and a Portfolio Manager of Pacific Income Advisers, Inc. (“PIA” or the “Adviser”), became the sole trustee of the McAdams Family Trust and a new control person of PIA. The Change of Control is not expected to result in any material change in the day-to-day management of the Fund or the Adviser.At a meeting of the Board of Trustees (the “Board”) of the Advisors Series Trust (the “Trust”) held on June 24, 2026, the Board approved, and recommended approval by a vote of the Fund’s shareholders, a New Investment Advisory Agreement between the Trust, on behalf of the Fund, and PIA. Under the New Investment Advisory Agreement, the Adviser will provide investment advisory services to the Fund on similar terms and conditions and for identical fees to those currently in effect. A special meeting of the Fund’s shareholders is scheduled to be held on September 1, 2026, to approve the proposed New Investment Advisory Agreement. If the Fund’s shareholders approve the New Investment Advisory Agreement, the Adviser will continue to provide investment advisory services to the Fund.
Updated Prospectus Web Address	https://www.pacificincome.com/mutualfund/pia-high-yield-macs/
PIA MBS Bond Fund
Shareholder Report [Line Items]
Fund Name	PIA MBS Bond Fund
Class Name	PIA MBS Bond Fund
Trading Symbol	PMTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIA MBS Bond Fund for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/mbs-bond-fund/. You can also request this information by contacting us at 1-800-251-1970.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-251-1970
Additional Information Website	https://www.pacificincome.com/mutualfund/mbs-bond-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
PIA MBS Bond Fund	$14	0.28%
[7]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
Material Change Date	May 12, 2026
Net Assets	$ 101,699,599
Holdings Count | $ / shares	83
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$101,699,599
Number of Holdings	83
Portfolio Turnover	8%
Average Credit Quality	AA
Effective Duration	5.60 years
Weighted Average Maturity	23.30 years
Weighted Average Life	7.29 years
30-Day SEC Yield	3.87%
30-Day SEC Yield Unsubsidized	3.85%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)*
Sector Breakdown (%)

Top 10 Issuers	(%)
FHLMC	39.3%
FNMA	32.9%
GNMA	16.7%
United States Treasury Bill	7.3%
Invitation Homes Trust	1.4%
Fidelity Government Portfolio	1.1%
CF Hippolyta Issuer LLC	1.1%

Credit Breakdown	(%)[1]
AA	97.8%
A	1.1%
Cash	1.1%
[8],[9]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Material Fund Changes
Effective May 12, 2026, a change of control (the “Change of Control”) of the Adviser occurred when Joseph  McAdams, Lloyd McAdams’ son, the Chief Executive Officer, President and a Portfolio Manager of Pacific Income Advisers, Inc. (“PIA” or the “Adviser”), became the sole trustee of the McAdams Family Trust and a new control person of PIA. The Change of Control is not expected to result in any material change in the day-to-day management of the Fund or the Adviser.
At a meeting of the Board of Trustees (the “Board”) of the Advisors Series Trust (the “Trust”) held on June 24, 2026, the Board approved, and recommended approval by a vote of the Fund’s shareholders, a New Investment Advisory Agreement between the Trust, on behalf of the Fund, and PIA. Under the New Investment Advisory Agreement, the Adviser will provide investment advisory services to the Fund on similar terms and conditions and for identical fees to those currently in effect. A special meeting of the Fund’s shareholders is scheduled to be held on September 1, 2026, to approve the proposed New Investment Advisory Agreement. If the Fund’s shareholders approve the New Investment Advisory Agreement, the Adviser will continue to provide investment advisory services to the Fund.

Material Fund Change Adviser [Text Block]	Effective May 12, 2026, a change of control (the “Change of Control”) of the Adviser occurred when Joseph McAdams, Lloyd McAdams’ son, the Chief Executive Officer, President and a Portfolio Manager of Pacific Income Advisers, Inc. (“PIA” or the “Adviser”), became the sole trustee of the McAdams Family Trust and a new control person of PIA. The Change of Control is not expected to result in any material change in the day-to-day management of the Fund or the Adviser.At a meeting of the Board of Trustees (the “Board”) of the Advisors Series Trust (the “Trust”) held on June 24, 2026, the Board approved, and recommended approval by a vote of the Fund’s shareholders, a New Investment Advisory Agreement between the Trust, on behalf of the Fund, and PIA. Under the New Investment Advisory Agreement, the Adviser will provide investment advisory services to the Fund on similar terms and conditions and for identical fees to those currently in effect. A special meeting of the Fund’s shareholders is scheduled to be held on September 1, 2026, to approve the proposed New Investment Advisory Agreement. If the Fund’s shareholders approve the New Investment Advisory Agreement, the Adviser will continue to provide investment advisory services to the Fund.
Updated Prospectus Web Address	https://www.pacificincome.com/mutualfund/mbs-bond-fund/
Institutional
Shareholder Report [Line Items]
Fund Name	PIA High Yield Fund
Class Name	PIA High Yield Fund
Trading Symbol	PHYSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIA High Yield Fund for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/high-yield-fund/. You can also request this information by contacting us at 1-800-251-1970.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-251-1970
Additional Information Website	https://www.pacificincome.com/mutualfund/high-yield-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
PIA High Yield Fund	$33	0.65%
[10]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Material Change Date	May 12, 2026
Net Assets	$ 96,115,679
Holdings Count | $ / shares	108
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$96,115,679
Number of Holdings	108
Portfolio Turnover	19%
Average Credit Quality	B
Effective Duration	2.58 years
Weighted Average Maturity	3.90 years
Weighted Average Life	3.91 years
30-Day SEC Yield	8.74%
30-Day SEC Yield Unsubsidized	8.44%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)*
Sector Breakdown (%)

Top 10 Issuers	(%)
Fidelity Government Portfolio	5.5%
Ferrellgas LP / Ferrellgas Finance Corp.	2.0%
Consolidated Energy Finance SA	1.9%
ION Platform Finance US, Inc. / ION Platform Finance SARL	1.9%
Univision Communications, Inc.	1.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC	1.6%
Magnera Corp.	1.5%
PODS LLC	1.4%
Innophos Holdings, Inc.	1.4%
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc.	1.4%

Credit Breakdown	(%)[1]
AAA	4.5%
Baa	0.0%
Ba	12.1%
B	61.7%
Caa	15.6%
Ca	1.1%
NR	5.0%
[11],[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Material Fund Changes
Effective May 12, 2026, a change of control (the “Change of Control”) of the Adviser occurred when Joseph  McAdams, Lloyd McAdams’ son, the Chief Executive Officer, President and a Portfolio Manager of Pacific Income Advisers, Inc. (“PIA” or the “Adviser”), became the sole trustee of the McAdams Family Trust and a new control person of PIA. The Change of Control is not expected to result in any material change in the day-to-day management of the Fund or the Adviser.
At a meeting of the Board of Trustees (the “Board”) of the Advisors Series Trust (the “Trust”) held on June 24, 2026, the Board approved, and recommended approval by a vote of the Fund’s shareholders, a New Investment Advisory Agreement between the Trust, on behalf of the Fund, and PIA. Under the New Investment Advisory Agreement, the Adviser will provide investment advisory services to the Fund on similar terms and conditions and for identical fees to those currently in effect. A special meeting of the Fund’s shareholders is scheduled to be held on September 1, 2026, to approve the proposed New Investment Advisory Agreement. If the Fund’s shareholders approve the New Investment Advisory Agreement, the Adviser will continue to provide investment advisory services to the Fund.

Material Fund Change Adviser [Text Block]	Effective May 12, 2026, a change of control (the “Change of Control”) of the Adviser occurred when Joseph McAdams, Lloyd McAdams’ son, the Chief Executive Officer, President and a Portfolio Manager of Pacific Income Advisers, Inc. (“PIA” or the “Adviser”), became the sole trustee of the McAdams Family Trust and a new control person of PIA. The Change of Control is not expected to result in any material change in the day-to-day management of the Fund or the Adviser.At a meeting of the Board of Trustees (the “Board”) of the Advisors Series Trust (the “Trust”) held on June 24, 2026, the Board approved, and recommended approval by a vote of the Fund’s shareholders, a New Investment Advisory Agreement between the Trust, on behalf of the Fund, and PIA. Under the New Investment Advisory Agreement, the Adviser will provide investment advisory services to the Fund on similar terms and conditions and for identical fees to those currently in effect. A special meeting of the Fund’s shareholders is scheduled to be held on September 1, 2026, to approve the proposed New Investment Advisory Agreement. If the Fund’s shareholders approve the New Investment Advisory Agreement, the Adviser will continue to provide investment advisory services to the Fund.
Updated Prospectus Web Address	https://www.pacificincome.com/mutualfund/high-yield-fund/
PIA Short-Term Securities Fund
Shareholder Report [Line Items]
Fund Name	PIA Short-Term Securities Fund
Class Name	PIA Short-Term Securities Fund
Trading Symbol	PIASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIA Short-Term Securities Fund for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/short-term-securities-fund/. You can also request this information by contacting us at 1-800-251-1970.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-251-1970
Additional Information Website	https://www.pacificincome.com/mutualfund/short-term-securities-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
PIA Short-Term Securities Fund	$20	0.39%
[13]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Material Change Date	May 12, 2026
Net Assets	$ 183,530,859
Holdings Count | $ / shares	118
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$183,530,859
Number of Holdings	118
Portfolio Turnover	27%
Average Credit Quality	AA
Effective Duration	0.96 years
Weighted Average Maturity	2.50 years
Weighted Average Life	1.08 years
30-Day SEC Yield	4.04%
30-Day SEC Yield Unsubsidized	4.06%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)*
Sector Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	23.9%
United States Treasury Bill	11.7%
BX Trust	5.0%
Lobel Automobile Receivables Trust	1.7%
Fidelity Government Portfolio	1.7%
AEGON Funding Co. LLC	1.6%
Quanta Services, Inc.	1.6%
CONE Trust 2024-DFW1	1.6%
Pagaya AI Debt Selection Trust	1.4%
Research-Driven Pagaya Motor Asset Trust	1.4%

Credit Breakdown	(%)[1]
AAA	19.1%
AA	45.9%
A	14.6%
BBB	19.8%
Cash	0.6%
[14],[15]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Material Fund Changes
Effective May 12, 2026, a change of control (the “Change of Control”) of the Adviser occurred when Joseph  McAdams, Lloyd McAdams’ son, the Chief Executive Officer, President and a Portfolio Manager of Pacific Income Advisers, Inc. (“PIA” or the “Adviser”), became the sole trustee of the McAdams Family Trust and a new control person of PIA. The Change of Control is not expected to result in any material change in the day-to-day management of the Fund or the Adviser.
At a meeting of the Board of Trustees (the “Board”) of the Advisors Series Trust (the “Trust”) held on June 24, 2026, the Board approved, and recommended approval by a vote of the Fund’s shareholders, a New Investment Advisory Agreement between the Trust, on behalf of the Fund, and PIA. Under the New Investment Advisory Agreement, the Adviser will provide investment advisory services to the Fund on similar terms and conditions and for identical fees to those currently in effect. A special meeting of the Fund’s shareholders is scheduled to be held on September 1, 2026, to approve the proposed New Investment Advisory Agreement. If the Fund’s shareholders approve the New Investment Advisory Agreement, the Adviser will continue to provide investment advisory services to the Fund.

Material Fund Change Adviser [Text Block]	Effective May 12, 2026, a change of control (the “Change of Control”) of the Adviser occurred when Joseph McAdams, Lloyd McAdams’ son, the Chief Executive Officer, President and a Portfolio Manager of Pacific Income Advisers, Inc. (“PIA” or the “Adviser”), became the sole trustee of the McAdams Family Trust and a new control person of PIA. The Change of Control is not expected to result in any material change in the day-to-day management of the Fund or the Adviser.At a meeting of the Board of Trustees (the “Board”) of the Advisors Series Trust (the “Trust”) held on June 24, 2026, the Board approved, and recommended approval by a vote of the Fund’s shareholders, a New Investment Advisory Agreement between the Trust, on behalf of the Fund, and PIA. Under the New Investment Advisory Agreement, the Adviser will provide investment advisory services to the Fund on similar terms and conditions and for identical fees to those currently in effect. A special meeting of the Fund’s shareholders is scheduled to be held on September 1, 2026, to approve the proposed New Investment Advisory Agreement. If the Fund’s shareholders approve the New Investment Advisory Agreement, the Adviser will continue to provide investment advisory services to the Fund.
Updated Prospectus Web Address	https://www.pacificincome.com/mutualfund/short-term-securities-fund/

[1]
*	Annualized

[2]
*	Expressed as a percent of net assets.

[3]
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.

[4]
*	Annualized

[5]
*	Expressed as a percent of net assets.

[6]
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.

[7]
*	Annualized

[8]
*	Expressed as a percent of net assets.

[9]
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.

[10]
*	Annualized

[11]
*	Expressed as a percent of net assets.

[12]
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.

[13]
*	Annualized

[14]
*	Expressed as a percent of net assets.

[15]
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.